Long-Term Debt - Interest Rate Swap and Floor - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unrealized gain on derivatives	$ 1,400,000	$ 700,000	$ (1,500,000)
Interest Rate Floor [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Effective date	Dec. 31, 2015
Payment of debt	$ 1,400,000	1,500,000
Realized loss on derivative	1,400,000	1,500,000
Principal amount	100,000,000	100,000,000
Unrealized gain on derivatives	$ 1,400,000	$ 700,000
LIBOR [Member] | Interest Rate Floor [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.705%	2.705%